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                    [DRINKER BIDDLE & REATH LLP LETTERHEAD]



                                  June 5, 1998



VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


     Re:  Municipal Fund for California Investors, Inc.
          File Nos. 2-79510 and 811-3574

Ladies and Gentlemen:

     On behalf of Municipal Fund for California Investors, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 ("PEA #19"), which was filed on May 28, 1998; and
(ii) the text of PEA #19 has been filed electronically.

     The Prospectuses and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

     (1)  Prospectus dated May 31, 1998 for the California Money Fund;

     (2) Prospectus dated May 31, 1998 for the California Money Fund (Dollar Shares); and

     (3)  Statement of Additional Information for the California Money Fund.


     Questions concerning this letter may be directed to the undersigned at
(215) 988-2496.

                              Very truly yours,


                              /s/ Dawnmarie Arthur
                              --------------------------
                              Dawnmarie Arthur
                              Fund Production Specialist